Income Taxes - Schedule of Income Tax Expenses (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Income Tax Expenses [Abstract]
Current income tax provision
Deferred income tax provision
Total income tax expense